Non-Employee Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 8 – Non-Employee Share-Based Compensation

On February 25, 2010 the Company’s board of directors authorized the issuance of up to 220,000 stock options and issued 20,000 options, each option to purchase one ordinary share of the Company to directors, employees and consultants of the Company.  The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account.

On December 3, 2010 the Company’s board of directors further issued an additional 35,000 stock options, each option to purchase one ordinary share of the Company to officers or directors of the Company.  The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account.   This additional authorization brings the total stock options issued as of December 31, 2011 to 55,000.

In connection with the authorization, the Company granted a total of 9,500 options to certain non-employee consultants for services to be provided over a two year period that vest quarterly and 35,000 options to certain officers or directors over a two and a half year period that vest quarterly. In addition the Company granted certain consultants 10,500 options which vest upon such consultants meeting certain performance requirements.

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to December 31, 2011:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.22	530,624
Granted	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	4.54	462,106
Exercisable at December 31, 2011	25,413	0.001	4.54	246,707

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to December 31, 2011.

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	55,000
Vested	(25,413)
Canceled	-
Unvested at December 31, 2011	29,587

The fair value assigned to the vested increments of these awards was estimated at the date of vesting using the Black-Scholes option-pricing model with the following assumptions:

Period from
February 4, 2010
(inception) to
December 31, 2011
Stock Price	$9.44 - $9.71
Risk-free interest rate	0.83% - 1.47%
Expected term (in years)	4.54
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$ 9.6132

Management used the following assumptions for the Black-Scholes inputs: On the option valuation date, the current stock price was used for determining the fair value of the Company’s stock based on the closing price of common stock on the valuation date. An expected volatility based on the average expected volatilities of a sampling of three companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage. The expected dividend rate of 0% is based on management’s plan of operations. The risk-free interest rate is based on the U.S. Treasury 5-year Treasury Bill on the date of measurement. The Company expects that no options will be forfeited

The fair value of the outstanding unvested shares will be recognized when the performance completion date has occurred and the options vest.

Share-based compensation expense from non-employee stock options totaled $209,606, $34,374 and $243,980 for the year ended December 31, 2011, for the period from February 4, 2010 (inception) to December 31, 2010 and for the period from February 4, 2010 (inception) to December 31, 2011, respectively.

The amount of unearned share-based compensation expense from non-employee stock options as of December 31, 2011 was $273,015.